Condensed Consolidated Statement Of Operations - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
General and administrative expenses	$ 3,817,768	$ 601,705
Franchise tax expenses	51,531	58,132
Loss from operations	(3,869,299)	(659,837)
Other income (expenses):
Interest income earned in operating account	33
Gain on marketable securities (net), dividends and interest, held in Trust Account	46,824	30,565
Offering costs associated with derivative warrant liabilities		(700,326)
Loss upon issuance of private placement warrants		(7,360,000)
Change in fair value of derivative warrant liabilities	1,795,000	(7,525,000)
Total other income (expenses)		(15,554,761)
Net loss	$ (2,027,442)	$ (16,214,598)
Class A Shares [Member]
Other income (expenses):
Weighted average shares outstanding, basic and diluted	30,000,000	30,000,000
Basic and diluted net loss per share	$ 0.00	$ 0.00
Class B Shares [Member]
General and administrative expenses	$ 3,800,000	$ 602,000
Other income (expenses):
Change in fair value of derivative warrant liabilities	(1,800,000)
Net loss	$ 2,000,000	$ 7,200,000
Weighted average shares outstanding, basic and diluted	7,500,000	7,156,250
Basic and diluted net loss per share	$ (0.27)	$ (1.24)